30. Subsequent Events (Details Narrative)	Apr. 30, 2018 USD ($)	Feb. 08, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying amount of loans and borrowings			$ 22,584,601	$ 25,317,163	$ 26,807,987
Non-adjusting events after reporting period [Member] | Ellegi S.r.l. (Ellegi) [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of leasable area sold		58.00%
Sale of property		$ 2,270,000
Exchange rate | $ / shares		1.2270
Non-adjusting events after reporting period [Member] | Ellegi S.r.l. (Ellegi) [Member] | Euro Member Countries, Euro
Disclosure of detailed information about borrowings [line items]
Sale of property		$ 1,850,000
Exchange rate | $ / shares		1
Non-adjusting events after reporting period [Member] | Ellegi S.r.l. (Ellegi) [Member] | Euro Member Countries, Euro | Buozzi Building [Member]
Disclosure of detailed information about borrowings [line items]
Sale of property		$ 150,000
Non-adjusting events after reporting period [Member] | 10% Four Unsecured Convertible Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	10.00%
Principal amount	$ 50,000
Non-adjusting events after reporting period [Member] | 10% Nineteen Unsecured Convertible Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	10.00%
Principal amount	$ 4,924,281
Increase in principal amount of borrowings	155,329
Accrued interest on borrowings	1,162,012
Carrying amount of loans and borrowings	$ 6,086,293